Cash and cash equivalents	12 Months Ended
Mar. 31, 2013
Cash and cash equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Cash	¥672,018	¥518,555
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	210,972	69,989
Time deposits, certificates of deposit and other	137,153	372,889

Total	¥1,020,143	¥961,433

Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and other deposits are stated at amounts that approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.